Land Use Rights, Net - Additional Information (Details) - CNY (¥) ¥ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Finite-lived intangible assets, cash consideration			¥ 1,000.0
Land use right period			30 years
First installment payment		¥ 516.0
Second installment payment	¥ 516.0
Amortization expense			¥ 31.5